Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	$ 10.71
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	10.99	$ 11.54
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	6.71
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	6.38
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	12.4
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	12.4
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.74
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.74
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	10.14
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	10.14
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.08
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.08
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	10.13
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	10.13
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.07
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.07
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.74
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	$ 13.74